NOTES PAYABLE	6 Months Ended
Jan. 31, 2018
NOTES PAYABLE [Text Block]

NOTE 8 - NOTES PAYABLE

On December 22, 2017, the Company entered into a note payable agreement with Zheng Yong, an unrelated party, for $50,608 (RMB318,023). The note payable is unsecured, bears interest at 4.75% per annum, and is due on December 21, 2018.

On January 26, 2018, the Company entered into a note payable agreement with Hubei Henghao Real Estate Development Co. LTD., an unrelated entity, for $413,743 (RMB2,600,000). The note payable is unsecured, bears interest at 4.75% per annum, and is due on January 25, 2019.